Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease arrangements
The following is a schedule of future minimum rental payments, exclusive of escalation clauses, on noncancelable leases and future sub-lease rental income on noncancelable leases at December 31, 2017 (in thousands of U.S. dollars):

Year	Amount
2018	$17,195
2019	11,247
2020	9,277
2021	9,256
2022	8,895
2023-2029	38,947
Total future minimum rental payments	$94,817

Total future sub-lease rental income through 2019	$2,556